CONTRACT LIABILITES	12 Months Ended
Dec. 31, 2020
CONTRACT LIABILITIES [abstract]
Disclosure of contract liabilities

1.               CONTRACT LIABILITIES

	2019	2020
	RMB’000	RMB’000

Contract liabilities – advances received from customers	438,705	186,959
Contract liabilities – frequent traveler program	20,115	28,346
	458,820	215,305